                                                                     [H&M Final]

[Translation]







                               SEMI-ANNUAL REPORT

                            (During The Fourth Term)
                              From: October 1, 1999
                               To: March 31, 2000



                 AMENDMENT TO SECURITIES REGISTRATION STATEMENT

                                 (for NAV sale)













         LOOMIS SAYLES FUNDS - LOOMIS SAYLES INVESTMENT GRADE BOND FUND

                                     (2385)

                               SEMI-ANNUAL REPORT

                            (During The Fourth Term)
                              From: October 1, 1999
                               To: March 31, 2000



















         LOOMIS SAYLES FUNDS - LOOMIS SAYLES INVESTMENT GRADE BOND FUND

                                     (2385)

                               SEMI-ANNUAL REPORT
                             (During The Third Term)
                              From: October 1, 1998
                               To: March 31, 1999

To:      Director of Kanto Local Finance Bureau

                                            Filing Date: June 30, 2000

Name of the Registrant Trust:               LOOMIS SAYLES FUNDS

Name and Official Title of Trustees:        Mark W. Holland
                                            Treasurer of the Trust

Address of Principal Office:                One Financial Center
                                            Boston, Massachusetts 02111
                                            U. S. A.

Name and Title of Registration Agent:       Harume Nakano
                                            Attorney-at-Law
                                            Signature [Harume Nakano]
                                            ------------------------
                                                  (Seal)

                                            Ken Miura
                                            Attorney-at-Law
                                            Signature [Ken Miura]
                                            --------------------
                                                 (Seal)

Address or Place of Business                Kasumigaseki Building, 25th Floor
                                            2-5, Kasumigaseki 3-chome
                                            Chiyoda-ku, Tokyo

Name of Liaison Contact:                    Harume Nakano
                                            Ken Miura
                                            Attorneys-at-Law

Place of Liaison Contact:                   Hamada & Matsumoto
                                            Kasumigaseki Building, 25th Floor
                                            2-5, Kasumigaseki 3-chome
                                            Chiyoda-ku, Tokyo

Phone Number:                               03-3580-3377

PLACES WHERE A COPY OF THIS SEMI-ANNUAL REPORT IS AVAILABLE FOR PUBLIC
                                   INSPECTION

                                 Not applicable.

                   (Total number of sheets of this Semi-annual Report (in
                         Japanese) is 25 including from this page)

                                 C O N T E N T S

                                                                This
                                                                English     Japanese
                                                              translation   Original
I.       STATUS OF INVESTMENT FUND

         (1)  Diversification of Investment Portfolio .........    1            1

         (2)  Results of Past Operations ......................    3            2
                  (a)  Record of Changes in Net Assets ........    3            2
                  (b)  Record of Distributions Paid ...........    4            3

         (3)  Record of Sales and Repurchases .................    5            4

II.      OUTLINE OF THE TRUST

         1.  Trust ............................................    6            5

         (1) Amount of Capital Stock ..........................    6            5

         (2) Information Concerning Major Shareholders ........    6            5

         (3) Information Concerning Directors, Officers and
             Employees ........................................    6            5

         (4) Description of Business and Outline of
             Operation ........................................    9            7

         (5) Miscellaneous ....................................   10            7

         2.  Loomis, Sayles & Company, L.P.
             (Investment Management Company) ..................   11            7

         (1) Amount of Capital Share ..........................   11            7

         (2) Information Concerning Major Shareholders ........   11            7

         (3) Information Concerning Officers and Employees ....   11            8

         (4) Summary of Business Lines and Business
             Operation ........................................   14            9

         (5) Miscellaneous ....................................   17            12

III.     OUTLINE OF THE FINANCIAL STATUS OF THE FUND ..........   17            13

IV.      OUTLINE OF THE FINANCIAL STATUS OF THE
         INVESTMENT MANAGEMENT COMPANY ........................   17            31

I.       STATUS OF INVESTMENT PORTFOLIO
         (LOOMIS SAYLES INVESTMENT GRADE BOND FUND (hereinafter referred to as the "Fund"))

                                                                                        (As of the end May, 2000)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                                                                 Investment Ratio
Types of Assets                    Name of Country        Market Value Total Dollar                     (%)
-----------------------------------------------------------------------------------------------------------------
Bond                               United States                         10,974,196                        55.08
                                   Malaysia                                 793,670                         3.98
                                   Chile                                    668,854                         3.36
                                   Mexico                                   405,150                         2.03
                                   Korea                                    232,987                         1.17
                                   Supranational                            175,771                         0.88
                                   Canada                                   175,370                         0.88
                                   Venezuela                                153,870                         0.77
                                   Brazil                                   108,000                         0.54
                                   Indonesia                                 98,750                         0.50
                                   Thailand                                  92,450                         0.46
                                   Colombia                                  84,194                         0.42
                                   Philippines                               38,500                         0.19
                                   Australia                                 11,600                         0.06
Foreign Government Bond            Canada                                 3,145,801                        15.79
                                   Brazil                                   569,841                         2.86
                                   South Africa                             260,678                         1.31
                                   Peru                                     169,500                         0.85
                                   Venezuela                                124,760                         0.63
Preferred Stocks                   United States                            479,280                         2.41
-----------------------------------------------------------------------------------------------------------------
Sub-Total                                                                18,763,222                        94.17
-----------------------------------------------------------------------------------------------------------------
Cash, Deposit and
Other Assets (After
Deduction of Liabilities)                                                 1,161,350                         5.83
-----------------------------------------------------------------------------------------------------------------
              Total                                                      19,924,572                       100.00
        (Net Asset Value)                                        (2,120 million JPY)


         Note 1: Investment ratio is calculated by dividing each asset at its market value by the total net asset value of the Fund. The same applies hereinafter.

         Note 2: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese Yen is Y106.40 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi, Ltd. on the end of May, 2000. The same applies hereinafter.

         Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(2)     Results of Past Operations
(a)     Record of Changes in Net Assets

                  Record of changes in net assets at the end of each of during the one year period up to and including the end of May, 2000 is as follows:

-------------------------------------------------------------------------------------------------------------------------
                                                    Total Net Asset Value               Net Asset Value per Share
-------------------------------------------------------------------------------------------------------------------------
                                                     US$                Yen
                                                 (thousands)         (millions)                US$               Yen
-------------------------------------------------------------------------------------------------------------------------
         1999 End of June          I Class            2,486                 265              10.24              1,090
                                   R Class            2,613                 278              10.23              1,088
                                   J Class           13,097               1,394              10.23              1,088
                     July          I Class            2,393                 255               9.97              1,061
                                   R Class            2,528                 269               9.96              1,060
                                   J Class           13,251               1,410               9.96              1,060
                     August        I Class            2,441                 260               9.88              1,051
                                   R Class            2,497                 266               9.87              1,050
                                   J Class           15,096               1,606               9.87              1,050
                     September     I Class            2,427                 258               9.96              1,060
                                   R Class            2,561                 272               9.95              1,059
                                   J Class           16,307               1,735               9.95              1,059
                     October       I Class            2,430                 259               9.90              1,053
                                   R Class            2,601                 277               9.89              1,052
                                   J Class           16,584               1,765               9.89              1,052
                     November      I Class            2,348                 250               9.88              1,051
                                   R Class            2,615                 278               9.86              1,049
                                   J Class           16,487               1,754               9.87              1,050
                     December      I Class            2,360                 251               9.79              1,042
                                   R Class            2,689                 286               9.78              1,041
                                   J Class           16,456               1,751               9.79              1,042
          2000 End of January      I Class            2,414                 257               9.78              1,041
                                   R Class            2,757                 293               9.78              1,041
                                   J Class           16,257               1,730               9.77              1,040
                     February      I Class            2,439                 260              10.03              1,067
                                   R Class            2,858                 304              10.03              1,067
                                   J Class           16,415               1,747              10.02              1,066
                     March         I Class            2,592                 276              10.12              1,077
                                   R Class            2,857                 304              10.11              1,076
                                   J Class           16,815               1,789              10.11              1,076
                     April         I Class            1,874                 199               9.79              1,042
                                   R Class            2,740                 292               9.79              1,042
                                   J Class           16,155               1,719               9.78              1,041
                     May           I Class            2,421                 258               9.63              1,025
                                   R Class            1,867                 199               9.63              1,025
                                   J Class           15,637               1,664               9.63              1,025
-------------------------------------------------------------------------------------------------------------------------

 (b)     Record of Distributions Paid

----------------------------------------------------------------------------------------------------------------------------
                         Distribution Date          Ex-distribution Date                 Distribution per Share
----------------------------------------------------------------------------------------------------------------------------

1st Fiscal Year          April 7, 1997              April 7, 1997             I Class    US$    0.130         (Y  13.83 )
----------------------------------------------------------------------------------------------------------------------------
                                                                              R Class    US$    0.128         (Y  13.62 )
----------------------------------------------------------------------------------------------------------------------------
                         July 7, 1997               July 7, 1997              I Class    US$    0.177         (Y  18.83 )
----------------------------------------------------------------------------------------------------------------------------
                                                                              R Class    US$    0.171         (Y  18.19 )
----------------------------------------------------------------------------------------------------------------------------
                         October 7, 1997            October 7, 1997           I Class    US$    0.149         (Y  15.85 )
----------------------------------------------------------------------------------------------------------------------------
                                                                              R Class    US$    0.142         (Y  15.11 )
----------------------------------------------------------------------------------------------------------------------------
                         December 29, 1997          December 29, 1997         I Class    US$    0.377         (Y  40.11 )
----------------------------------------------------------------------------------------------------------------------------
                                                                              R Class    US$    0.371         (Y  39.47 )
----------------------------------------------------------------------------------------------------------------------------
2nd Fiscal Year          April 13, 1998             April 7, 1998             I Class    US$    0.161         (Y  17.13 )
----------------------------------------------------------------------------------------------------------------------------
                                                                              R Class    US$    0.154         (Y  16.39 )
----------------------------------------------------------------------------------------------------------------------------
                         July 10, 1998              July 7, 1998              I Class    US$    0.166         (Y  17.66 )
----------------------------------------------------------------------------------------------------------------------------
                                                                              R Class    US$    0.159         (Y  16.92 )
----------------------------------------------------------------------------------------------------------------------------
3rd Fiscal Year          October 9, 1998            October 6, 1998           I Class    US$    0.216         (Y  22.98 )
----------------------------------------------------------------------------------------------------------------------------
                                                                              R Class    US$    0.210         (Y  22.34 )
----------------------------------------------------------------------------------------------------------------------------
                         December 11, 1998          December 8, 1998          I Class    US$    0.384         (Y  40.86 )
----------------------------------------------------------------------------------------------------------------------------
                                                                              R Class    US$    0.378         (Y  40.22 )
----------------------------------------------------------------------------------------------------------------------------
                         April 9, 1999              April 6, 1999             I Class    US$    0.158         (Y  16.81 )
----------------------------------------------------------------------------------------------------------------------------
                                                                              R Class    US$    0.150         (Y  15.96 )
----------------------------------------------------------------------------------------------------------------------------
                         July 7, 1999               July 1, 1999              I Class    US$    0.096         (Y  10.21 )
----------------------------------------------------------------------------------------------------------------------------
                                                                              R Class    US$    0.090         (Y   9.58 )
----------------------------------------------------------------------------------------------------------------------------
                                                                              J Class    US$    0.090         (Y   9.58 )
----------------------------------------------------------------------------------------------------------------------------
                         August 5, 1999             August 2, 1999            I Class    US$    0.056         (Y   5.96 )
----------------------------------------------------------------------------------------------------------------------------
                                                                              R Class    US$    0.054         (Y   5.75 )
----------------------------------------------------------------------------------------------------------------------------
                                                                              J Class    US$    0.050         (Y   5.32 )
----------------------------------------------------------------------------------------------------------------------------
                         September 7, 1999          September 1, 1999         I Class    US$    0.056         (Y   5.96 )
----------------------------------------------------------------------------------------------------------------------------
                                                                              R Class    US$    0.054         (Y   5.75 )
----------------------------------------------------------------------------------------------------------------------------
                                                                              J Class    US$    0.050         (Y   5.32 )
----------------------------------------------------------------------------------------------------------------------------
                         October 9, 1999            October 1, 1999           I Class    US$    0.059         (Y   6.28 )
----------------------------------------------------------------------------------------------------------------------------
                                                                              R Class    US$    0.057         (Y   6.06 )
----------------------------------------------------------------------------------------------------------------------------
                                                                              J Class    US$    0.053         (Y   5.64 )
----------------------------------------------------------------------------------------------------------------------------
                         Novemer 4, 1999            November 1, 1999          I Class    US$    0.060         (Y   6.38 )
----------------------------------------------------------------------------------------------------------------------------
                                                                              R Class    US$    0.057         (Y   6.06 )
----------------------------------------------------------------------------------------------------------------------------
                                                                              J Class    US$    0.053         (Y   5.64 )
----------------------------------------------------------------------------------------------------------------------------
                         December 6, 1999           December 1, 1999          I Class    US$    0.061         (Y   6.49 )
----------------------------------------------------------------------------------------------------------------------------
                                                                              R Class    US$    0.059         (Y   6.28 )
----------------------------------------------------------------------------------------------------------------------------
                                                                              J Class    US$    0.055         (Y   5.85 )
----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
                      December 31, 1999           January 5, 2000              I Class     US$   0.062        (Y   6.60 )
-----------------------------------------------------------------------------------------------------------------------------
                                                                               R Class     US$   0.060        (Y   6.38 )
-----------------------------------------------------------------------------------------------------------------------------
                                                                               J Class     US$   0.056        (Y   5.96 )
-----------------------------------------------------------------------------------------------------------------------------
                      February 1, 2000            February 4, 2000             I Class     US$   0.061        (Y   6.49 )
-----------------------------------------------------------------------------------------------------------------------------
                                                                               R Class     US$   0.059        (Y   6.28 )
-----------------------------------------------------------------------------------------------------------------------------
                                                                               J Class     US$   0.054        (Y   5.75 )
-----------------------------------------------------------------------------------------------------------------------------
                      March 6, 2000               March 1, 2000                I Class     US$   0.060        (Y   6.38 )
-----------------------------------------------------------------------------------------------------------------------------
                                                                               R Class     US$   0.058        (Y   6.17 )
-----------------------------------------------------------------------------------------------------------------------------
                                                                               J Class     US$   0.054        (Y   5.75 )
-----------------------------------------------------------------------------------------------------------------------------
                      April 6, 2000               April 3, 2000                I Class     US$   0.063        (Y   6.70 )
-----------------------------------------------------------------------------------------------------------------------------
                                                                               R Class     US$   0.060        (Y   6.38 )
-----------------------------------------------------------------------------------------------------------------------------
                                                                               J Class     US$   0.056        (Y   5.96 )
-----------------------------------------------------------------------------------------------------------------------------
                      May 4, 2000                 May 1, 2000                  I Class     US$   0.069        (Y   7.34 )
-----------------------------------------------------------------------------------------------------------------------------
                                                                               R Class     US$   0.067        (Y   7.13 )
-----------------------------------------------------------------------------------------------------------------------------
                                                                               J Class     US$   0.063        (Y   6.70 )
-----------------------------------------------------------------------------------------------------------------------------
                      June 6, 2000                June 1, 2000                 I Class     US$   0.061        (Y   6.49 )
-----------------------------------------------------------------------------------------------------------------------------
                                                                               R Class     US$   0.059        (Y   6.28 )
-----------------------------------------------------------------------------------------------------------------------------
                                                                               J Class     US$   0.055        (Y   5.85 )
-----------------------------------------------------------------------------------------------------------------------------


Note: Since the close of the accounting year has been changed from December 31 to September 30, 2nd fiscal period shall be from January 1, 1998 to September 30, 1998 and 3rd fiscal period shall be from October 1, 1998 to September 30, 1999.

(3)      Record of Sales and Repurchase

                  Record of sales and repurchases during one year period up to and including the end of May, 2000 and number of outstanding shares of the Fund as of the end of May, 2000 are as follows:

------------------------------------------------------------------------------------------
                             Number of         Number of Units              Number of
                            Units Sold          Repurchased             Outstanding Units
------------------------------------------------------------------------------------------
  I Class                 143,708.046              259,102.469               252,409.315
                                   (0)                      (0)                       (0)
------------------------------------------------------------------------------------------
  R Class                  67,394.710              130,388.780               193,890.894
                                   (0)                      (0)                       (0)
------------------------------------------------------------------------------------------
  J Class                 970,800.000              453,090.000             1,623,450.000
                         (970,800.000)            (453,090.000)           (1,623,450.000)
-------------------------------------------------------------------------------------------


        Note 1: The numbers of shares sold, redeemed and outstanding in the parenthesis represents those sold, redeemed and outstanding in Japan.
        Note 2:   Class J Units were sold in Japan from May 24, 1999.

II. OUTLINE OF THE FUND

 (1)     Amount of Capital:
                  Not applicable.

 (2)     Information Concerning Major Shareholders:
                  Not applicable.

 (3)     Information Concerning Directors, Officers and Employees:
         (1) Trustees and Officers of the Trust

                                                                                   (as of the end of May, 2000)
------------------------------------------------------------------------------------------------------------------
                                                                                                         Shares
Name                        Office and Title        Resume                                               Owned
------------------------------------------------------------------------------------------------------------------

JOSEPH ALAIMO               Trustee                 present:   President, Wintrust Asset                4,751.447
                                                               Management Company
------------------------------------------------------------------------------------------------------------------
RICHARD S. HOLWAY           Trustee                 formerly:  Vice President, Loomis Sayles.          71,215.46
                                                               Director, Sandwich Cooperative
                                                               Bank.
------------------------------------------------------------------------------------------------------------------
MICHAEL T. MURRAY           Trustee                 formerly:  Vice President, Loomis Sayles
                                                                                                       23,629.576
------------------------------------------------------------------------------------------------------------------
DANIEL J. FUSS              President and Trustee   present:   Vice Chairman and Director,
                                                               Loomis Sayles                          584,023.781
------------------------------------------------------------------------------------------------------------------
PAUL G. CHENAULT             Trustee                present:   Trustee of Variable Investors                    0
                                                               Series Trust
                                                    formerly:  Vice President of Loomis Sayles,
                                                               Senior Vice President and Chief
                                                               Investment Offering XL Capital
                                                               Ltd., Hamitton, Bermuda.
------------------------------------------------------------------------------------------------------------------
SHEILA M. BARRY             Secretary and           present:   Assistant General Counsel and              229.040
                            Compliance Officer                 Vice President, Loomis Sayles
                                                    formerly:  Senior Counsel and Vice
                                                               President, New England Funds,
                                                               L.P.
------------------------------------------------------------------------------------------------------------------
ROBERT J. BLANDING          Executive Vice          present:   President, Chairman, Director           19,618.826
                            President                          and Chief Executive Officer,
                                                               Loomis Sayles
------------------------------------------------------------------------------------------------------------------
MARK BARIBEAU               Vice President          present:   Vice President, Loomis Sayles                    0

------------------------------------------------------------------------------------------------------------------
JAMES C. CARROLL            Vice President          present:   Vice President, Loomis Sayles                    0
                                                    formerly:  Managing Director and Senior
                                                               Energy Analyst at Paine Webber,
                                                               Inc.
------------------------------------------------------------------------------------------------------------------
PAMELA  CZEKANSKI           Vice President          present:   Vice President, Loomis Sayles                    0

------------------------------------------------------------------------------------------------------------------
E. JOHN DEBEER               Vice President         present:   Vice President, Loomis Sayles                0.064


------------------------------------------------------------------------------------------------------------------
WILLIAM H. EIGEN, JR.       Vice President          present:   Vice President, Loomis Sayles                    0
                                                    formerly:  Vice President, INVESCO Funds
                                                               Group and Vice President, The
                                                               Travelers Corp.
------------------------------------------------------------------------------------------------------------------
CHRISTOPHER R. ELY          Vice President          present:   Vice President, Loomis Sayles            3,862.821
                                                    formerly:  Senior Vice President and
                                                               portfolio manager, Keystone
                                                               Investment Management Company,
                                                               Inc.
------------------------------------------------------------------------------------------------------------------
QUENTIN P. FAULKNER         Vice President          present:   Vice President, Loomis Sayles                    0
------------------------------------------------------------------------------------------------------------------
PHILIP C. FINE              Vice President          present:   Vice President,  Loomis Sayles                   0
                                                    formerly:  Vice President and portfolio
                                                               manager, Keystone Investment
                                                               Management Company, Inc.
------------------------------------------------------------------------------------------------------------------
KATHLEEN C. GAFFNEY         Vice President          present:   Vice President, Loomis Sayles                    0
------------------------------------------------------------------------------------------------------------------
JOSEPH R. GATZ              Vice President          present    Vice President, Loomis Sayles                    0
                                                    formerly   Portfolio Manager at Banc One
                                                               Investment Advisers Corporation
------------------------------------------------------------------------------------------------------------------
DEAN A. GULIS               Vice President          present:   Vice President, Loomis Sayles            1,137.786
                                                    formerly:  Principal and Director of
                                                               Research at Roney & Company
------------------------------------------------------------------------------------------------------------------



MARTHA F. HODGMAN           Vice President          present:   Vice President, Loomis Sayles           12,828.113
------------------------------------------------------------------------------------------------------------------
MARK W. HOLLAND             Treasurer               present:   Vice President and Director,            47,259.102
                                                               Loomis Sayles
------------------------------------------------------------------------------------------------------------------
JOHN HYLL                   Vice President          present:   Vice President, Loomis Sayles                    0
------------------------------------------------------------------------------------------------------------------
ESWAR MENON                 Vice President          present:   Vice President, Loomis Sayles                    0
                                                    formerly:  Portfolio Manager at Nicholas
                                                               Applegate Capital Management,
                                                               Equity Analyst at Koaneman
                                                               Capital Management and Senior
                                                               Engineer at Integrated Device
                                                               Technology
------------------------------------------------------------------------------------------------------------------
ALEX MUROMCEW               Vice President          present:   Vice President, Loomis S ayles           3,586.086
                                                    formerly:  Portfolio Manager at Nicholas
                                                               Applegate Capital Management
                                                               and Investment Analyst at Teton
                                                               Partners, L.P.
------------------------------------------------------------------------------------------------------------------
PHILIP R. MURRAY            Assistant Treasurer     present:   Vice President and Treasurer,                    0
                                                               Loomis Sayles
------------------------------------------------------------------------------------------------------------------
KENT P. NEWMARK             Vice President           present:  Vice President, Managing               112,088.706
                                                               Partner and Director, Loomis
                                                               Sayles
------------------------------------------------------------------------------------------------------------------
DAWN ALSTON PAIGE           Vice President          present:   Vice President, Loomis Sayles              351.343
------------------------------------------------------------------------------------------------------------------
BRUCE G. PICARD, JR.        Vice President          present:   Vice President, Loomis Sayles              785.267
------------------------------------------------------------------------------------------------------------------
LAUREN B. PITALIS           Vice President          present:   Vice President, Loomis Sayles            2,278.343
                                                    formerly:  Vice President and Assistant
                                                               Secretary of Harris Associates
                                                               Investment Trust
------------------------------------------------------------------------------------------------------------------
RICHARD SKAGGS              Vice President          present:   Vice President, Loomis Sayles                    0
------------------------------------------------------------------------------------------------------------------
DAVID L. SMITH              Vice President          present:   Vice President, Loomis Sayles                    0
                                                    formerly:  Vice President and portfolio
                                                               manager, Keystone Investment
                                                               Management Company, Inc.
------------------------------------------------------------------------------------------------------------------


DANIEL G. THELAN            Vice President          present:   Vice President, Loomis Sayles            5,554.711
------------------------------------------------------------------------------------------------------------------
SANDRA P. TICHENOR          Vice President          present:   General Counsel, Executive Vice                  0
                                                               President, Director, Secretary
                                                               and Clerk, Loomis Sayles
                                                    formerly:  Partner, Heller, Ehrman, White &
                                                               McAuliffe
------------------------------------------------------------------------------------------------------------------
JOHN TRIBOLET               Vice President          present:   Vice President, Loomis Sayles                    0
                                                    formerly:  Portfolio Manager at Nicholas
                                                               Applegate Capital
                                                               Management, MBA
                                                               student at the
                                                               University of
                                                               Chicago, and
                                                               Investment
                                                               banker, most
                                                               recently at
                                                               PaineWebber, Inc.
------------------------------------------------------------------------------------------------------------------
JEFFREY W. WARDLOW           Vice President         present:   Vice President, Loomis Sayles                    0
------------------------------------------------------------------------------------------------------------------
GREGG D. WATKINS             Vice President         present:   Vice President, Loomis Sayles                    0
------------------------------------------------------------------------------------------------------------------
ANTHONY J. WILKINS          Vice President          present:   Executive Vice President and            41,554.711
                                                               Director, Loomis Sayles
------------------------------------------------------------------------------------------------------------------


Note 1: Previous positions during the past five years with Loomis Sayles are omitted, if not materially different.

         (2) Employees of the Trust
                  The Trust has no employees.

 (4)     Description of Business and Outline of Operation:
                  The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Trust has retained Loomis Sayles & Company, L.P., the investment adviser, to render investment advisory services and State Street Bank and Trust Company, to hold the assets of the Fund in custody and act as Transfer, Dividend Payment and Shareholder Servicing Agent.

 (5)     Miscellaneous:
                  There has been, or is, no litigation which had or is expected to have a material effect on the Fund or the Investment Management Company during the six months before the filing of this report.

2.   Loomis, Sayles & Company, L.P. (Investment Management Company)

 (1) Amount of Capital Stock
     1.   Amount of Capital (issued capital stock at par value):
          Not applicable. Provided, however, that the partner capital was $56,295,000 (Y 5.98979 billion) as of March 31, 2000.
     2.   Number of authorized shares of capital stock:
          Not applicable.
     3.   Number of outstanding shares of capital stock:
          Not applicable.
     4.   Amount of capital :
          Not applicable. See, Note 5 to the consolidated financial statements included in PART III SPECIAL INFORMATION, II. FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY.

 (2) Information Concerning Major Stockholders
          Not applicable.

 (3) Information Concerning Officers and Employees
     The following table lists the names of various officers and directors of Investment Management Company and their respective positions with Investment Management Company. (Although, technically, the Investment Management Company does not have officers and directors because it is a limited partnership, the officers and directors of the General Partner serve the same function for the Investment Management Company and therefore, assume the same titles. Hereinafter the same.)For each named individual, the table lists: (i) any other organizations (excluding other Investment Management Company's funds) with which the officer and/or director has recently had or has substantial involvement; and
     (ii) positions held with such organization:

     List of Officers and Directors of Loomis, Sayles & Company, L.P.
                                                           (as of May 31, 2000)

     ------------------------------------------------------------------------------------------------------
                          Position with Loomis,
     Name                 Sayles & Company, L.P..    Other Business Affiliation
     ------------------------------------------------------------------------------------------------------
     Daniel J. Fuss       Vice Chairman and Director President and Trustee of the Trust
     ------------------------------------------------------------------------------------------------------
     Sheila M. Barry      Assistant General Counsel  Secretary and Compliance Officer of the Trust
                          and Vice President
     ------------------------------------------------------------------------------------------------------

     ------------------------------------------------------------------------------------------------------
                          Position with Loomis,
     Name                 Sayles & Company, L.P..    Other Business Affiliation
     ------------------------------------------------------------------------------------------------------
     Robert J. Blanding   President, Chairman,       Executive Vice President of the Trust
                          Director and Chief
                          Executive Officer
    -------------------------------------------------------------------------------------------------------
     Mark B. Baribeau     Vice President             Vice President of the Trust
     ------------------------------------------------------------------------------------------------------
     James C. Carroll     Vice President             Vice President of the Trust
     ------------------------------------------------------------------------------------------------------
     E. John DeBeer       Vice President             Vice President of the Trust
     ------------------------------------------------------------------------------------------------------
     William H. Eigen,    Vice President             Vice President of the Trust
     Jr.
     ------------------------------------------------------------------------------------------------------
     Christopher R. Ely   Vice President             Vice President of the Trust
     ------------------------------------------------------------------------------------------------------
     Quentin P. Faulkner  Vice President             Vice President of the Trust
     ------------------------------------------------------------------------------------------------------
     Philip C. Fine       Vice President             Vice President of the Trust
     ------------------------------------------------------------------------------------------------------
     Kathleen C. Gaffney  Vice President             Vice President of the Trust
     ------------------------------------------------------------------------------------------------------

     ------------------------------------------------------------------------------------------------------
     Martha F. Hodgman    Vice President             Vice President of the Trust
     ------------------------------------------------------------------------------------------------------
     Mark W. Holland      Vice President and         Treasurer of the Trust
                          Director
     ------------------------------------------------------------------------------------------------------
     John Hyll            Vice President             Vice President of the Trust
     ------------------------------------------------------------------------------------------------------

     ------------------------------------------------------------------------------------------------------
     Eswar Menon          Vice President             Vice President of the Trust
     ------------------------------------------------------------------------------------------------------


     ------------------------------------------------------------------------------------------------------
                          Position with Loomis,
     Name                 Sayles & Company, L.P..    Other Business Affiliation
     ------------------------------------------------------------------------------------------------------
     Alex Muromcew        Vice President             Vice President of the Trust
     ------------------------------------------------------------------------------------------------------
     Philip R. Murray     Vice President and         Assistant Treasurer of the Trust
                          Treasurer
     ------------------------------------------------------------------------------------------------------
     Kent P. Newmark      Managing Partner, Vice     Vice President of the Trust
                          President and Director
     ------------------------------------------------------------------------------------------------------
     Dawn M. Alston Paige Vice President             Vice President of the Trust
     ------------------------------------------------------------------------------------------------------
     Bruce G. Picard, Jr. Vice President             Vice President of the Trust
     ------------------------------------------------------------------------------------------------------
     Lauren B. Pitalis    Vice President             Vice President of the Trust
     ------------------------------------------------------------------------------------------------------
     David L. Smith       Vice President             Vice President of the Trust
     ------------------------------------------------------------------------------------------------------
     John Tribolet        Vice President             Vice President of the Trust
     ------------------------------------------------------------------------------------------------------
     Sandra P. Tichenor   General Counsel,           Vice President of the Trust
                          Executive Vice President,
                          Secretary, Clerk and
                          Director
     ------------------------------------------------------------------------------------------------------
     Jeffrey W. Wardlow   Vice President             Vice President of the Trust
     ------------------------------------------------------------------------------------------------------
     Gregg D. Watkins     Vice President             Vice President of the Trust
     ------------------------------------------------------------------------------------------------------
     Anthony J. Wilkins   Executive Vice President   Vice President of the Trust
                          and Director
     ------------------------------------------------------------------------------------------------------
     Pamela Czekanski     Vice President             Vice President of the Trust
     ------------------------------------------------------------------------------------------------------
     Joseph R. Gatz       Vice President             Vice President of the Trust
     ------------------------------------------------------------------------------------------------------
     Dean A. Gulis        Vice President             Vice President of the Trust
     ------------------------------------------------------------------------------------------------------

     ------------------------------------------------------------------------------------------------------
                          Position with Loomis,
     Name                 Sayles & Company, L.P..    Other Business Affiliation
     ------------------------------------------------------------------------------------------------------
     Richard Skaggs       Vice President             Vice President of the Trust
     ------------------------------------------------------------------------------------------------------
     Daniel G. Thelan     Vice President             Vice President of the Trust
     ------------------------------------------------------------------------------------------------------

 (4)     Summary of Business Lines and Business Operation
         Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of May, 2000, Investment Management Company managed, advised, and/or administered the following funds and fund portfolios:

Fund List

                                                                 (as of the end of May, 2000)
-------------------------------------------------------------------------------------------------------------------
                                     Month/Date           Principal            Total Net Asset    Net Asset Value
                                        Year           Characteristics              Value          per share ($)
            Fund                    Established                                  ($ million)         R=Retail
                                                                                   R=Retail       I=Institutional
                                                                               I=Institutional        A=Admin
                                                                                   A=Admin
-------------------------------------------------------------------------------------------------------------------
      LOOMIS SAYLES FUNDS
-------------------------------------------------------------------------------------------------------------------
            Bond                      5/16/91         Fixed Income/Open                69.6 (R)           11.31 (R)
                                                                                    1,577.9 (I)           11.31 (I)
                                                                                        2.9 (A)           11.30 (A)
-------------------------------------------------------------------------------------------------------------------
        Global Bond                   5/10/91            Global/Open                   10.7 (R)           10.98 (R)
                                                                                       34.8 (I)           11.00 (I)
-------------------------------------------------------------------------------------------------------------------
     Global Technology                 2/1/00            Global/Open                    5.3 (R)           10.80 (R)
                                                                                        6.3 (I)           10.88 (I)
-------------------------------------------------------------------------------------------------------------------
           Growth                     5/16/91            Equity/Open                    0.8 (R)           12.93 (R)
                                                                                       37.0 (I)           13.09 (I)
-------------------------------------------------------------------------------------------------------------------
         Core Value                   5/13/91            Equity/Open                    0.3 (R)           14.77 (R)
                                                                                       41.5 (I)           14.80 (I)
-------------------------------------------------------------------------------------------------------------------
         High Yield                   9/11/96         Fixed Income/Open                22.2 (I)            8.55 (I)
-------------------------------------------------------------------------------------------------------------------
   Intermediate Maturity Bond        12/31/96         Fixed Income/Open                 1.9 (R)            9.26 (R)
                                                                                       11.0 (I)            9.27 (I)
-------------------------------------------------------------------------------------------------------------------
    International Equity              5/10/91            Global/Open                   13.9 (R)           18.08 (R)
                                                                                      114.0 (I)           18.16 (I)
-------------------------------------------------------------------------------------------------------------------

                                                                 (as of the end of May, 2000)
-------------------------------------------------------------------------------------------------------------------
                                     Month/Date           Principal            Total Net Asset    Net Asset Value
                                        Year           Characteristics              Value          per share ($)
            Fund                    Established                                  ($ million)         R=Retail
                                                                                   R=Retail       I=Institutional
                                                                               I=Institutional        A=Admin
                                                                                   A=Admin
-------------------------------------------------------------------------------------------------------------------
    Investment Grade Bond            12/31/96         Fixed Income/Open                 1.9 (R)            9.63 (R)
                                                                                        2.4 (I)            9.63 (I)
                                                                                       15.6 (J)            9.63 (J)
-------------------------------------------------------------------------------------------------------------------
       Aggressive Growth             12/31/96            Equity/Open                   29.4 (R)           36.26 (R)
   (formerly Mid-Cap Growth)                                                           35.5 (I)           36.51 (I)
-------------------------------------------------------------------------------------------------------------------
       Mid-Cap Value                 12/31/96            Equity/Open                    0.3 (R)           11.51 (R)
                                                                                        5.4 (I)           11.53 (I)
-------------------------------------------------------------------------------------------------------------------
       Municipal Bond                 5/29/91         Fixed Income/Open                 8.1 (I)           10.63 (I)
-------------------------------------------------------------------------------------------------------------------
      Short-Term Bond                  8/3/92         Fixed Income/Open                 0.6 (R)            9.26 (R)
                                                                                       35.7 (I)            9.26 (I)
-------------------------------------------------------------------------------------------------------------------
      Small Cap Growth               12/31/96            Equity/Open                   32.1 (R)           23.59 (R)
                                                                                      167.7 (I)           23.78 (I)
-------------------------------------------------------------------------------------------------------------------
      Small Cap Value                 5/13/91            Equity/Open                   87.1 (R)           18.56 (R)
                                                                                      208.1 (I)           18.58 (I)
                                                                                        9.2 (A)           18.54 (A)
-------------------------------------------------------------------------------------------------------------------
   U.S. Government Securities         5/21/91         Fixed Income/Open                11.2 (I)           10.26 (I)
-------------------------------------------------------------------------------------------------------------------
         Worldwide                     5/1/96            Global/Open                    0.4 (R)           13.94 (R)
                                                                                        9.9 (I)           13.97 (I)
-------------------------------------------------------------------------------------------------------------------
      Emerging Markets                11/9/99       Emerging Markets/Open               0.0 (R)           15.38 (R)
                                                                                        3.5 (I)           15.40 (I)
-------------------------------------------------------------------------------------------------------------------
        Managed Bond                  10/1/98            Equity/Open                   28.4                9.32
-------------------------------------------------------------------------------------------------------------------
 LOOMIS SAYLES INVESTMENT TRUST
-------------------------------------------------------------------------------------------------------------------
   California Tax-Free Income          6/1/95         Fixed Income/Open                14.8                9.98
-------------------------------------------------------------------------------------------------------------------
      Core Fixed Income               4/24/96         Fixed income/Open                17.3                9.95
-------------------------------------------------------------------------------------------------------------------
       Provident Fund                 10/1/95            Equity/Open                   24.4               11.04
-------------------------------------------------------------------------------------------------------------------
        Fixed Income                  1/17/95         Fixed Income/Open               369.4               11.46
-------------------------------------------------------------------------------------------------------------------

                                                                 (as of the end of May, 2000)
-------------------------------------------------------------------------------------------------------------------
                                     Month/Date           Principal            Total Net Asset    Net Asset Value
                                        Year           Characteristics              Value          per share ($)
            Fund                    Established                                  ($ million)         R=Retail
                                                                                   R=Retail       I=Institutional
                                                                               I=Institutional        A=Admin
                                                                                   A=Admin
-------------------------------------------------------------------------------------------------------------------
  High Yield Fixed Income              6/5/96         Fixed Income/Open                32.5                8.06
-------------------------------------------------------------------------------------------------------------------
   Intermediate Duration              1/28/98         Fixed Income/Open                15.9                9.27
-------------------------------------------------------------------------------------------------------------------
  Investment Grade Fixed Income        7/1/94         Fixed Income/Open               151.9               10.69
-------------------------------------------------------------------------------------------------------------------
    Small Company Growth               5/1/99            Equity/Open                   88.3               16.68
-------------------------------------------------------------------------------------------------------------------
    Small Company Value               6/30/99            Equity/Open                   42.1               10.09
-------------------------------------------------------------------------------------------------------------------
       NVEST FUNDS
-------------------------------------------------------------------------------------------------------------------
     Nvest Balanced                  11/27/68          Balanced/Open         Cl.   A= 121.5           A=  10.61
                                                                                   B=  46.1           B=  10.50
                                                                                   C=   2.6           C=  10.45
                                                                                   Y=  35.4           Y=  10.62
-------------------------------------------------------------------------------------------------------------------
   Nvest High Income Fund             2/22/84         Fixed Income/Open      Cl.   A=  61.0           A=   7.42
                                                                                   B=  59.8           B=   7.42
                                                                                   C=   7.2           C=   7.42
-------------------------------------------------------------------------------------------------------------------
  Nvest International Equity          5/21/92           Global/Open          Cl.   A=  74.0           A=  21.30
                                                                                   B=  33.2           B=  20.64
                                                                                   C=   3.7           C=  20.72
                                                                                   Y=  14.1           Y=  21.67
-------------------------------------------------------------------------------------------------------------------
     Nvest Star Advisers               7/7/94            Equity/Open         Cl.   A=  602.           A=  22.78
                                                                                   B=     4           B=  21.45
                                                                                   C=  728.           C=  21.47
                                                                                   Y=     7           Y=  23.34
-------------------------------------------------------------------------------------------------------------------
     Nvest Star Small Cap            12/31/96            Equity/Open         Cl.   A=  95.6           A=  22.75
                                                                                   B= 112.            B=  22.13
                                                                                   C=     7           C=  22.12
-------------------------------------------------------------------------------------------------------------------
    Nvest Strategic Income             5/1/95         Fixed Income/Open      Cl.   A= 118.9           A=  11.02
                                                                                   B= 121.0           B=  11.02
                                                                                   C=  38.1           C=  11.01
                                                                                   Y=   0.0           Y=  11.03
-------------------------------------------------------------------------------------------------------------------
         Nvest Value                   6/5/70            Equity/Open         Cl.   A= 170.6           A=   7.22
                                                                                   B=  44.7           B=   6.89
                                                                                   C=   2.5           C=   6.89
                                                                                   Y=   9.0           Y=   7.20
-------------------------------------------------------------------------------------------------------------------
   NEW ENGLAND ZENITH FUND
-------------------------------------------------------------------------------------------------------------------
          Balanced                   10/31/94          Balanced/Open                  167.2               13.55
-------------------------------------------------------------------------------------------------------------------


                                                                 (as of the end of May, 2000)
-------------------------------------------------------------------------------------------------------------------
                                     Month/Date           Principal            Total Net Asset    Net Asset Value
                                        Year           Characteristics              Value          per share ($)
            Fund                    Established                                  ($ million)         R=Retail
                                                                                   R=Retail       I=Institutional
                                                                               I=Institutional        A=Admin
                                                                                   A=Admin
-------------------------------------------------------------------------------------------------------------------
         Small Cap                     5/2/94            Equity/Open                  409.7              203.12
-------------------------------------------------------------------------------------------------------------------
      UNRELATED FUNDS
-------------------------------------------------------------------------------------------------------------------
       Manager's Bond                    5/84         Fixed Income/Open                37.5               21.29
-------------------------------------------------------------------------------------------------------------------
Maxim Small-Cap Aggressive Growth     11/1/94            Equity/Open                   87.9              1.4013
-------------------------------------------------------------------------------------------------------------------
    Maxim Corporate Bond              11/1/94         Fixed Income/Open                19.0              1.0662
-------------------------------------------------------------------------------------------------------------------
  Metropolitan High Yield Bond           3/97         Fixed Income/Open                66.3                9.08
-------------------------------------------------------------------------------------------------------------------

(5)  Miscellaneous
          Nvest L.P., the parent company of the Investment Management Company on June 16,2000, agreed to be acquired by Caisse des Depots Group.
          Other than the above, there has been, or is, no litigation which had or is expected to cause a material effect on the Fund and/or the Investment Management Company during the six months before the filing of this report.


III. FINANCIAL CONDITIONS OF THE FUND
     The Fund shall use as the auditors the professional services of PricewaterhouseCopers.
     [The Japanese translation of the financial statement of the Fund to be incorporated.]

IV. OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT MANAGEMENT COMPANY The Investment Management Company shall use as the auditors the professional services of Pricewaterhouse Copers. [The Japanese translation of the financial statement of the Investment Management Company to be incorporated.]

                 AMENDMENT TO SECURITIES REGISTRATION STATEMENT

                                 (for NAV sale)



















         LOOMIS SAYLES FUNDS - LOOMIS SAYLES INVESTMENT GRADE BOND FUND

                                     (2385)

                 AMENDMENT TO SECURITIES REGISTRATION STATEMENT


To:  Director of Kanto Financial Bureau

                                            Filing Date: June 30, 2000

Name of the Registrant Trust:              LOOMIS SAYLES FUNDS

Name and Official Title of Trustees:
                                           Jeffery L. Meade
                                           Vice President of the Trust
Address of Principal Office:               One Financial Center
                                           Boston, Massachusetts 02111
                                           U. S. A.

Name and Title of Registration Agent:      Harume Nakano
                                           Attorney-at-Law
                                           Signature [Harume Nakano]
                                           -------------------------
                                                     (Seal)

                                           Ken Miura
                                           Attorney-at-Law
                                           Signature [Ken Miura]
                                           ---------------------
                                                     (Seal)

Address or Place of Business               Kasumigaseki Building, 25th Floor
                                           2-5, Kasumigaseki 3-chome
                                           Chiyoda-ku, Tokyo

Name of Liaison Contact:                   Harume Nakano
                                           Ken Miura
                                           Attorneys-at-Law

Place of Liaison Contact:                  Hamada & Matsumoto
                                           Kasumigaseki Building, 25th Floor
                                           2-5, Kasumigaseki 3-chome
                                           Chiyoda-ku, Tokyo

Phone Number:                              03-3580-3377

                    PUBLIC OFFERING OR SALE FOR REGISTRATION

Name of the Fund Making Public             LOOMIS SAYLES INVESTMENT GRADE
Offering or Sale of Foreign                BOND FUND
Investment Fund Securities:

Type and Aggregate Amount of               Shares of a series of a diversified
Foreign Investment Fund Securities         open-end management investment
to be Publicly Offered or Sold:            company organized as a Massachusetts
                                           business trust;

                                           Up to 120 million shares
                                           Up to the amount derived by
                                           multiplying 120 million by
                                           the respective applicable
                                           issue prices (the estimated
                                           maximum amount is
                                           1,172.4 million dollars
                                           (approximately 124.74336
                                           billion yen))


Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=\106.40 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on 31st May, 2000.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class J Share as of January 31, 2000 (U.S.$9.77) by the number of Class J Shares to be offered for convenience.


               PLACES WHERE A COPY OF THIS AMENDMENT TO SECURITIES
            REGISTRATION STATEMENT IS AVAILABLE FOR PUBLIC INSPECTION

                                 Not applicable.


               (Total number of pages of this Amendment to SRS in
                    Japanese is 3 including the front page.)

I.   REASON FOR FILING OF THIS AMENDMENT TO SECURITIES REGISTRATION STATEMENT:

     This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on March 17, 2000 (amended in accordance with the Amendment to the SRS filed on March 24, 2000, March 28, 2000 and March 31, 2000) due to the fact that the aforementioned Semi-annual Report was filed today. The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II.  CONTENTS OF THE AMENDMENTS

(1) Amendment in accordance with the filing of the aforementioned Semi-Annual Report

Part II. INFORMATION ON THE ISSUER (page 4 of the original Japanese SRS)

     The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual Report:


                Before amendment                                           After amendment
                ----------------                                           ---------------
       [Original Japanese SRS]                                   [Aforementioned Semi-annual Report]
I.     Description of the Fund                             I.    Status of Investment Portfolio of the Fund
5.     Status of Investment Portfolio
(A)    Diversification of Investment Portfolio             (1)    Diversification of Investment Portfolio
                                                                 (the  aforementioned   Japanese  Semi-annual  Report,
                                                                 page 1)
(B)    Results of Past Operations                          (2)   Results of Past Operations
 (1)   Record of Changes in Net Assets                     a)    Record of Changes in Net Assets
       (Regarding the amounts as at the end of                   (Ditto, page 2)
       each month during one-year period                         (Regarding the amounts as at the end of
       from, and including, the latest relevant date             each month during one-year period
       appertaining to the filing date of the                    from, and including, the latest relevant date
       original Japanese SRS)                                    appertaining to the filing date of the afore-mentioned
                                                                 Semi-annual Report)

 (2)   Record of Distributions Paid                         b)   Record of Distributions Paid (Ditto, page 3)
       (Regarding the dividends paid at the end of each          (Regarding the dividends paid at the end of each
       month up to the latest relevant date of the               month up to the latest relevant date of the
       original Japanese SRS)                                    afore-mentioned Semi-annual Report)
II.    Outline of the Fund                                 II.   Outline of the Fund
1.     Fund                                                1.    Fund
(E)    Amount of Capital Share                             (1)   Amount of Capital Share (Ditto, page 5)



(G)    Information Concerning Major Shareholders           (2)   Information  Concerning  Major  Shareholders  (Ditto,
                                                                 page 5)
(H)    Information Concerning Directors, Officers and      (3)   Information Concerning Directors, Officers and Employees
       Employees                                                 (Ditto, page 5)
(I)    Description of Business and Outline of Operation    (4)   Description of Business and Outline of Operation
                                                                 (Ditto, page 7)
(J)    Miscellaneous                                       (5)   Miscellaneous (Ditto, page 7)
2.     Loomis, Sayles & Company, L.P.                      2.    Loomis, Sayles & Company, L.P.
       (Investment Management Company)                           (Investment Management Company)
(E)    Amount of Capital Share                             (1)   Amount of Capital Share (Ditto, page 7)
(G)    Information Concerning Major Shareholders           (2)   Information Concerning Major Shareholders (Ditto,
                                                                 page 7)
(H)    Information Concerning Officers and Employees       (3)   Information   Concerning   Officers   and   Employees
                                                                 (Ditto, page 8)
(I)    Description of Business and Outline of Operation    (4)   Summary of  Business  Lines and  Business  Operation
                                                                 (Ditto, page 9)
(J)    Miscellaneous                                       (5)   Miscellaneous (Ditto, page 12)


         With respect to Section IV the Financial Conditions of the Fund in the original SRS, Item III Financial Conditions of the Fund in the aforementioned Semi-annual Report (Ditto, from page 13 to 30) is added to the original SRS.

Part III.         SPECIAL INFORMATION (page 5 of the original Japanese SRS)

         With respect to Section II the Financial Conditions of the Investment Management Company in the original SRS, Item IV Financial Conditions of the Investment Management Company in the aforementioned Semi-annual Report (Ditto, page 31 and 90) is added to the original SRS.

(2)      Other Amendments

PART II. INFORMATION CONCERNING ISSUER
I.       DESCRIPTION OF THE FUND (page 4 of the original SRS)

[before amendment]
Same as I. DESCRIPTION OF THE FUND of the Annual Securities Report set forth below (the Annual Securities Report mentioned below, from page 1 to page 38)

[after amendment]
1.       GENERAL INFORMATION
                                    (Omitted)
(E) Affiliated Companies of the Fund:

          Names and related business of the affiliated companies of the Fund are as follows:
          (1) Loomis, Sayles & Company, L.P. ("Investment Management Company" or "Loomis Sayles") renders investment management services to the Fund.


                                   (Omitted)



                         -------------------------------
                 --------     Investment Management     --------
                                     Company
                         -------------------------------
                          -----------------------------
                          Loomis Sayles & Company, L.P.
                          -----------------------------
                          -----------------------------
                          (acts as investment management
                          of the Fund and investment
                          adviser concerning the Fund's
                          assets)
                          -----------------------------
                 -----------------------------------------------

                                    (Omitted)

3.       MANAGEMENT STRUCTURE
 (B)     Outline of Disclosure System:
         (2)      Disclosure in Japan:
                  a.       Disclosure to the Supervisory Authority:
                  (ii) Disclosure Required under the Law Concerning Securities Investment Trust Fund and Securities Investment Company:

                     When the Fund handles offering or selling of Fund Units in
                   Japan, the Manager must file with the Director of Financial Services Agency a prior notification concerning certain matters relating to the Fund in accordance with the Declaration of Trust of the Fund, the Law Concerning Securities Investment Trust Fund and Securities Investment Company ("the Investment Fund Law"). Also, when the Fund makes changes to the Declaration of Trust of the fund, the Manager must file with the Director of Financial Services Agency a prior notification thereof, including the contents of such changes. Further, in accordance with the Investment Fund Law, the Fund must prepare an investment management report with regard to certain matters relating to the Fund's assets immediately after the end of each fiscal period of the Fund and must immediately file the above report with the Director of Financial Services Agency.

                                    (Omitted)

4.       INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY SHAREHOLDERS, ETC.

(D)      Agent in Japan:
                                    (Omitted)

         (2) representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.
             The agent for the registration with the Director of Kanto Local Finance Bureau and the Commissioner of Financial Services Agency of the initial public offering concerned as well as for the continuous disclosure is each of the following persons:
                  Harume Nakano
                  Ken Miura
                  Attorneys-at-law
                  Hamada & Matsumoto
                  Kasumigaseki Building, 25th Floor
                  2-5, Kasumigaseki, 3-chome
                  Chiyoda-ku, Tokyo
                                    (Omitted)

II. OUTLINE OF THE TRUST (page 4 of the original SRS)
[before amendment]
Same as II. OUTLINE OF THE TRUST of the Annual Securities Report set forth below (Ditto, from page 39 to page 53)

[after amendment]
                                    (Omitted)

2.       Loomis, Sayles & Company, L.P. (Investment Management Company)
 (A)     Law of Place of Incorporation
                  Loomis Sayles is a limited partnership organized under the Law of the State of Delaware, U.S.A. Its investment advisory business is regulated under the Investment Advisers Act of 1940.
                                    (Omitted)